LONG-TERM BORROWINGS, EXCLUDING CURRENT PORTION - Future principal payments (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Maturities of long-term debt
2020	¥ 30,000
2021	29,250
2022	640,000
Long-term loan	¥ 699,250